Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive Income/(Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2017	$ 460,653	$ 66,447	$ 496,960	$ (108,184)	$ 5,430	$ 23,230	$ 483,883
Balance (in shares) at Dec. 31, 2017		664,470
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(58,269)			(58,269)		2,731	(55,538)
Issuances in relation to share option exercises	744	$ 89	655				$ 744
Issuances in relation to exercise of share options (in shares)		886					886
Share-based compensation - share options	5,117		5,117			12	$ 5,129
Share-based compensation - Long-term incentive plan ("LTIP")	2,932		2,932			8	2,940
Share-based compensation	8,049		8,049			20	8,069
LTIP-treasury shares acquired and held by Trustee	(5,451)		(5,451)				(5,451)
Transfer between reserves			15	(15)
Foreign currency translation adjustments	(6,050)				(6,050)	(954)	(7,004)
Balance at Sep. 30, 2018	399,676	$ 66,536	500,228	(166,468)	(620)	25,027	424,703
Balance (in shares) at Sep. 30, 2018		665,356
Balance at Dec. 31, 2017	460,653	$ 66,447	496,960	(108,184)	5,430	23,230	483,883
Balance (in shares) at Dec. 31, 2017		664,470
Balance at Dec. 31, 2018	388,996	$ 66,658	505,585	(183,004)	(243)	23,259	412,255
Balance (in shares) at Dec. 31, 2018		666,577
Increase (Decrease) in Stockholders' Equity
Impact of change in accounting policy (Note 2)	(655)			(655)		(16)	(671)
Adjusted balance	388,341	$ 66,658	505,585	(183,659)	(243)	23,243	411,584
Net (loss)/income	(76,462)			(76,462)		1,771	(74,691)
Issuances in relation to share option exercises	155	$ 21	134				$ 155
Issuances in relation to exercise of share options (in shares)		209					209
Share-based compensation - share options	5,400		5,400			12	$ 5,412
Share-based compensation - Long-term incentive plan ("LTIP")	1,761		1,761			5	1,766
Share-based compensation	7,161		7,161			17	7,178
LTIP-treasury shares acquired and held by Trustee	(346)		(346)				(346)
Transfer between reserves			51	(51)
Foreign currency translation adjustments	(5,332)				(5,332)	(761)	(6,093)
Balance at Sep. 30, 2019	$ 313,517	$ 66,679	$ 512,585	$ (260,172)	$ (5,575)	$ 24,270	$ 337,787
Balance (in shares) at Sep. 30, 2019		666,786